Stock Based Compensation - Summary of stock based compensation activity's (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares	1,719
Number of Shares, Granted | shares	600
Number of Shares, Released | shares	(295)
Number of Shares, Forfeited | shares	(15)
Number of Shares, Outstanding | shares	2,009	1,719
Weighted Average Grant-date Fair Value, Outstanding	$ 51.24
Weighted Average Grant-date Fair Value, Granted	87.98
Weighted Average Grant-date Fair Value, Released	51.93
Weighted Average Grant-date Fair Value, Forfeited	56.38
Weighted Average Grant-date Fair Value, Outstanding	62.08	$ 51.24
Weighted Average Share Price on Release Date, Released	$ 92.11
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares	267
Number of Shares, Granted | shares	167
Number of Shares, Achievement Above Target | shares	89
Number of Shares, Released | shares	(178)
Number of Shares, Outstanding | shares	345	267
Weighted Average Grant-date Fair Value, Outstanding	$ 52.77
Weighted Average Grant-date Fair Value, Granted	77.04
Weighted Average Grant-date Fair Value, Released	52.77
Weighted Average Grant-date Fair Value, Achievement Above Target	52.77
Weighted Average Grant-date Fair Value, Outstanding	64.52	$ 52.77
Weighted Average Share Price on Release Date, Released	$ 75.28
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares	769
Number of Shares, Exercised | shares	(423)
Number of Shares, Outstanding | shares	346	769
Number of Shares, Exercisable | shares	346
Weighted Average Grant-date Fair Value, Outstanding	$ 17.43
Weighted Average Grant-date Fair Value, Exercised	16.04
Weighted Average Grant-date Fair Value, Outstanding	19.13	$ 17.43
Weighted Average Grant-date Fair Value, Exercisable	19.13
Weighted Average Share Price on Exercise Date, Exercised	$ 76.16
Weighted Average Remaining Contractual Term (in years)	1 year 1 month 6 days	1 year 4 months 24 days